Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) shares in Thousands, ₱ in Millions																							1 Months Ended	3 Months Ended	12 Months Ended				36 Months Ended
	Jan. 01, 2022 PHP (₱)	May 11, 2021 shares	Jan. 19, 2021 shares	Jul. 31, 2020	Jul. 01, 2020	Jun. 30, 2020	Apr. 07, 2020 shares	Mar. 12, 2020 PHP (₱) shares	Oct. 09, 2019	Jun. 03, 2019 PHP (₱)	Dec. 06, 2018	Dec. 03, 2018 PHP (₱)	Nov. 28, 2018 seat	May 23, 2018	May 04, 2018	Mar. 07, 2018 shares	Mar. 02, 2018 PHP (₱)	Dec. 05, 2017	Jun. 27, 2017	Jun. 13, 2017 PHP (₱)	Aug. 24, 2016	May 30, 2016 PHP (₱)	Sep. 30, 2020	Sep. 30, 2018	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2018 shares	Jun. 30, 2023	Mar. 28, 2019 shares	Apr. 15, 2018 shares
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Period due after which default occurs of trade receivables and all other financial assets subject to impairment																									90 days
Period due after which default occurs of trade receivables from Corporate subscribers																									120 days
Period due after which there is significant increase in credit risk in asset																									30 days
Period before which there is low credit risk in financial asset																									30 days
Depreciation of ROU assets																									₱ 5,388	₱ 4,940	₱ 4,393
Lease liabilities																									₱ 21,686	₱ 20,025	16,315
Total consideration for the acquisition of existing shares												₱ 550										₱ 52,800
Payment for acquisition of shares										₱ 27		523
Investment as deposit for future stock subscription												₱ 800
Percentage of Ownership				1.40%					1.30%		1.70%		48.74%												38.45%	43.97%
Number of board seats | seat													2
Equity interest acquired																					87.12%	50.00%
Total consideration																				₱ 21,800		₱ 26,200
Net taxable income																									₱ 8,538	₱ 9,906	9,701
Provision for current tax expense income																									5,130	4,452	3,283
Deferred income tax assets and liabilities																									(13,216)	(18,830)	(21,040)
Benefit from deferred income taxes																									2,348	3,989	6,267
Additional depreciation recognized																										1,028
Decrease in depreciation recognized																											1,719
Total depreciation and amortization of property and equipment																									46,781	42,540	35,263
Carrying values of property and equipment, net of accumulated depreciation and amortization																									302,736	260,868	232,134
Amortization of intangible assets (Notes 5 and 15)																									2,822	2,496	758
Total carrying values of intangible assets																									1,156	3,950
Consolidated unrecognized deferred income tax assets																									901	1,940
Deferred income tax assets – net (Note 7)																									13,385	19,556	23,623
Provision for expected credit losses for trade and other receivables																									3,737	6,446	4,071
Impairment losses for contract assets																									253	266	291
Trade and other receivables, net of allowance for expected credit losses																									21,790	22,053
Contract assets, net of allowance for expected credit losses																									2,251	2,467
Net pension benefit costs																									2,213	2,218	1,018
Prepaid benefit costs																									107,484	76,766
Accrued benefit costs																									7,760	13,342
Total provision for asset retirement obligations																									2,121	2,000	1,767
Total fair values of noncurrent financial assets																									3,067	3,724
Total fair values of noncurrent financial liabilities																									244,568	217,291
Transformation Incentive Plan [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of shares issued | shares																54												860
Number of shares outstanding | shares																914
Number of shares to be issued | shares		757																												302	204
Number of shares issued and fully paid | shares			239				239	239
Number of remaining common shares transferred | shares		12
Cash award for annual grant paid								₱ 654
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets																									1,186	1,134	638
Accrued incentive payable																									1,186	1,134
Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Prepaid benefit costs																									1,018	1,021
Defined Benefit Pension Plans [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net pension benefit costs																									2,213	2,218	1,018
Intangible Assets with Finite Life [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total carrying values of intangible assets																									1,156	3,950
Two G Technology Related Equipment
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized																									1,397	1,458	₱ 1,508
Expected additional depreciation																									46
Three G Technology Related Equipment
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized																									1,406	₱ 3,035
Expected additional depreciation																									110
IT, Tech refresh programs, Core Modernization and Support Replacements [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized																									₱ 1,138
CREATE Act [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Lower income tax rate																									25.00%
Deferred income tax assets and liabilities																									₱ 3,125
Benefit from deferred income taxes																									₱ 579
BIR Revenue Regulations [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Applicable tax rate																									27.50%
Provision for current tax expense income																									₱ 485
Subsequent Periods [Member] | IT, Tech refresh programs, Core Modernization and Support Replacements [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized	₱ 0
Domestic and Foreign Corporations [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Applicable tax rate					25.00%	30.00%
Small and Medium Domestic Corporations [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Lower income tax rate																									20.00%
Net taxable income																									₱ 5
Vega Telecom Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired																									50.00%
Percentage of right on net assets																									50.00%
Total carrying values of intangible assets																						18,885
Bow Arken Holdings Company [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired																									50.00%
Percentage of right on net assets																									50.00%
Brightshare Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired																									50.00%
Percentage of right on net assets																									50.00%
PCEVs Beacon Electric Asset Holdings Inc [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired																		75.00%
Total consideration																	₱ 4,852			₱ 21,800		₱ 26,200
Consideration settlement period in installments																			annual installments from June 2018 to June 2021						annual installments until June 2021
Beacon Electric Asset Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired																						50.00%
Consideration settlement period in installments																						annual installments until June 2020
Equity interest																						20.00%
Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period																									1 year
Percentage of Ownership														2.00%	2.00%								0.40%	1.70%		5.30%	1.30%
Percentage of NCI for partly-owned subsidiaries of parent																									5.00%	5.00%
Bottom of range [member] | CREATE Act [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Lower MCIT rate																													1.00%
Bottom of range [member] | Small and Medium Domestic Corporations [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net taxable income for assets excluding land																									₱ 100
Bottom of range [member] | MCIT [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Applicable tax rate																										2.00%
Bottom of range [member] | PAS 28 [Member] | Significant Influence [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Ownership interest																									20.00%
Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Non-cancellable lease period																									30 years
Percentage of Ownership														2.10%	6.10%								1.40%	2.10%		4.90%	1.70%
Top of range [member] | CREATE Act [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Lower MCIT rate																													2.00%
Top of range [member] | RCIT [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Applicable tax rate																										30.00%
Top of range [member] | PAS 28 [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Ownership interest																									20.00%